Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net unrealized gains (losses) on securities available for sale, tax	$ (326)	$ (459)	$ (222)
Net unrealized gains (losses) on derivative instruments, tax	(137)	(104)	(114)
Net pension and postretirement benefit costs, tax	$ (20)	$ 8	$ 0